RESTATEMENT OF PRIOR YEAR PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of revenue	$ 122,813	$ 77,769	$ 334,825		$ 688,365
General and administrative expense	1,129,191	736,391	1,874,528	$ (1,124,516)	1,471,898	$ (589,646)
Other income	78,013	999,966	187,282		146,711
Unrealized loss on related party transaction	(49,571)	13,853	68,787		(29,551)
Unrealized loss on related party transaction	49,571	(13,853)	(68,787)		29,551
Loss on equity method investment	(14,744)	(53,199)	(33,898)		(100,949)
Loss on equity method investment	14,744	53,199	33,898		100,949
Net loss income attributable to non-controlling interests	319	722	3,830		4,836
Other receivables					35,717
Note receivables related party	324,521				198,125
Investment in related party					155,369
Accounts payable and accrued expenses	602,624		137,199	632,270	60,771	376,541
VAT payable
Accumulated other comprehensive loss	110,223		197,040		200,039
Retained earnings	(4,102,241)		(781,085)	$ (2,357,806)	873,306	$ (2,032,532)
Non controlling interest	(164,499)		(8,666)		(4,836)
Non controlling interest	164,499		8,666		4,836
Non Membership [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of revenue	$ 122,813	$ 65,901	$ 320,998		165,122
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of revenue					656,054
General and administrative expense					1,583,174
Other income					147,209
Unrealized loss on related party transaction
Unrealized loss on related party transaction
Loss on equity method investment
Loss on equity method investment
Net loss income attributable to non-controlling interests					4,836
Other receivables					337,798
Note receivables related party
Investment in related party					207,402
Accounts payable and accrued expenses					63,354
VAT payable					101,373
Accumulated other comprehensive loss					195,203
Retained earnings					930,175
Non controlling interest					4,836
Non controlling interest					(4,836)
Previously Reported [Member] | Non Membership [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of revenue					$ 132,811